Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Act, we are providing the information below to illustrate the relationship between the
SEC-defined
compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation
S-K.
CAP is calculated in accordance with Item 402(v) of Regulation
S-K
and differs from compensation shown in the Summary Compensation Table on page 104 and CEO and other NEO performance year compensation tables shown on pages 87 and 94, respectively. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP. The Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the Compensation Discussion and Analysis section beginning on page 63.
Pay versus Performance Table

Performance Year	Summary Compensation Table Total for Principal Executive Officer (PEO) (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(2)	Value of Initial Fixed $100 Invested Based on:		Net Income ($M)	Common Dividends + Growth of Tangible Book Value Per Common Share (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2023	$28,589,573	$56,015,379	$7,171,356	$9,620,815	$137.03	$133.20	$4,887	18.7%

2022	$27,605,311	$(758,823)	$11,374,302	$7,425,259	$94.95	$118.77	$7,360	(11.3)%

2021	$20,457,553	$44,692,866	$5,404,513	$7,652,216	$145.28	$132.75	$12,390	15.8%

2020	$20,119,971	$13,578,561	$5,578,452	$4,068,566	$97.32	$98.31	$2,714	6.7%

(1)
Mr. Fairbank is represented as the principal executive officer (“PEO”) for each of the years shown. For performance year 2023, Messrs. Young, LaPrade, Yajnik, and Alexander are represented as the non-PEO
named executive officers
(“Non-PEO
NEOs”). For performance year 2022, Messrs. Young, Neal A. Blinde, LaPrade, and Yajnik are represented as the
Non-PEO
NEOs. For performance year 2021, Messrs. Young, R. Scott Blackley, LaPrade, Michael J. Wassmer and Yajnik are represented as the
Non-PEO
NEOs. For performance year 2020, Messrs. Blackley, LaPrade, Wassmer and Yajnik are represented as the
Non-PEO
NEOs.

(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the four years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for
Non-PEO
NEOs represents an average of all
Non-PEO
NEOs. CAP to the PEO and
Non-PEO
NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)

PEO 2023	$28,589,573	$(10,832)	$(23,458,681)	$26,519,176	$17,895,536	$4,926,186	$—	$1,554,421	$56,015,379

Non-PEO NEOs 2023	$7,171,356	$—	$(3,534,329)	$3,808,512	$1,463,062	$531,045	$—	$181,169	$9,620,815

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table the year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last fiscal day in 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
“Peer Group” represents the S&P Financial Index for each year disclosed in the table.

(4)
D+TBV is a
non-GAAP
metric. D+TBV is calculated as the ratio, expressed as a percentage, of (i) the Company’s tangible book value per share at the end of each year, plus total common dividends per share paid during such year, to (ii) the Company’s tangible book value per share at the beginning of each corresponding year.

Company Selected Measure Name	CommonDividends+ GrowthofTangibleBookValue PerCommonShare
Named Executive Officers, Footnote	Mr. Fairbank is represented as the principal executive officer (“PEO”) for each of the years shown. For performance year 2023, Messrs. Young, LaPrade, Yajnik, and Alexander are represented as the non-PEO
named executive officers
(“Non-PEO
NEOs”). For performance year 2022, Messrs. Young, Neal A. Blinde, LaPrade, and Yajnik are represented as the
Non-PEO
NEOs. For performance year 2021, Messrs. Young, R. Scott Blackley, LaPrade, Michael J. Wassmer and Yajnik are represented as the
Non-PEO
NEOs. For performance year 2020, Messrs. Blackley, LaPrade, Wassmer and Yajnik are represented as the
Non-PEO
	NEOs.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last fiscal day in 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
	“Peer Group” represents the S&P Financial Index for each year disclosed in the table.
PEO Total Compensation Amount	$ 28,589,573	$ 27,605,311	$ 20,457,553	$ 20,119,971
PEO Actually Paid Compensation Amount	$ 56,015,379	(758,823)	44,692,866	13,578,561
Adjustment To PEO Compensation, Footnote
(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the four years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for
Non-PEO
NEOs represents an average of all
Non-PEO
NEOs. CAP to the PEO and
Non-PEO
NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)

PEO 2023	$28,589,573	$(10,832)	$(23,458,681)	$26,519,176	$17,895,536	$4,926,186	$—	$1,554,421	$56,015,379

Non-PEO NEOs 2023	$7,171,356	$—	$(3,534,329)	$3,808,512	$1,463,062	$531,045	$—	$181,169	$9,620,815

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table the year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 7,171,356	11,374,302	5,404,513	5,578,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,620,815	7,425,259	7,652,216	4,068,566
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the four years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for
Non-PEO
NEOs represents an average of all
Non-PEO
NEOs. CAP to the PEO and
Non-PEO
NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Summary Compensation Table Total to CAP Reconciliation (a)

	Summary Compensation Table Total (b)	Change in Pension Value Deduction (c)	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Covered Year Equity Awards at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Year Awards Forfeited in the Covered Year (d)	Plus Fair Value of Incremental Dividends or Earnings on Stock Awards	CAP (e)

PEO 2023	$28,589,573	$(10,832)	$(23,458,681)	$26,519,176	$17,895,536	$4,926,186	$—	$1,554,421	$56,015,379

Non-PEO NEOs 2023	$7,171,356	$—	$(3,534,329)	$3,808,512	$1,463,062	$531,045	$—	$181,169	$9,620,815

(a)
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. There were no awards granted in each of the covered years that vested in the same year.

(b)	Reflects the total compensation amount reported in the Summary Compensation Table the year shown.

(c)
Reflects the aggregate change in pension value for all defined benefit plans. There are no service costs or prior service costs associated with pension benefits since the Cash Balance Pension Plan and the Excess Cash Balance Pension Plan are frozen.

(d)	Reflects awards that failed to meet vesting conditions during the covered year.

(e)	Reflects the actual CAP for the PEO and average CAP for the Non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Company TSR
As shown in the chart above, the PEO and other NEO’s CAP amounts are aligned with the Company’s TSR. This alignment is due to the Company’s executive compensation program being comprised of primarily equity, with 83% of PEO and approximately 49% of all
Non-PEO
NEO’s total compensation for the 2023 performance year being comprised of equity-based compensation, similar to prior years. In addition, a portion of PEO compensation is directly linked to the Company’s TSR and vests entirely on the Company’s TSR performance relative to the Performance Share Peers over a three-year period.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
As shown in the chart above, the Company’s net income has varied over the measurement period. While net income has increased and decreased directionally with PEO and other NEO CAP, the changes are not proportionally correlated with CAP. This is due in large part to the large portion of PEO and other NEO compensation that is equity-based compensation as well as the significant volatility of GAAP net income that resulted from the pandemic covered by a portion of the measurement period. In addition, while net income is one of several factors used to assess Company performance, the Company does not use net income as a primary metric to determine compensation levels or incentive plan payout.

Compensation Actually Paid vs. Company Selected Measure
CAP versus D+TBV
As shown in the chart above, the PEO and other NEO’s CAP amounts are aligned with the Company selected measure of D+TBV. This alignment is partially due to a large portion of PEO and other NEO compensation being comprised of Financial Performance Shares (as described on page 78). For the 2023 performance year, 43% of PEO total compensation and an average of 27% of other NEO total compensation was granted in the form of Financial Performance Shares, similar to prior years.
Two-thirds
of the payout of each Financial Performance Share upon vesting is based on D+TBV.

Total Shareholder Return Vs Peer Group
Company TSR versus Peer Group TSR
As shown in the chart above, the TSR peer group is based on the S&P Financial Index, which reflects the Company’s industry sector. The Company’s cumulative TSR was above that of the S&P Financial Index during the period covered by the table above. The financial services industry faced challenges over the measured period including a pandemic-driven recession, substantial changes in interest rates, and regional bank failures. The stability of Capital One’s deposit base and strength of our credit performance relative to peers, coupled with investor confidence in our results and our future, buoyed our stock price.

Tabular List, Table
D+TBV

∎
D+TBV rewards strong operational results, balanced stewardship of capital, and long-term stockholder value creation by measuring the value distributed to stockholders (common dividends per share) and the growth of company value created for common stockholders (tangible book value per common share).

∎
D+TBV is calculated as the average of the ratios, expressed as a percentage, of (i) the Company’s tangible book value per common share at the end of each year within the performance period, plus total common dividends per share paid during such year, to (ii) the Company’s tangible book value per common share at the beginning of each corresponding year within the performance period.

Adjusted ROTCE

∎
Adjusted ROTCE rewards balanced capital management and stewardship while capturing current and historical business performance and profitability as compared to the size of our stockholders’ investment in the Company. ROTCE is broadly used in banking as a key performance indicator and component in peer executive compensation programs.

∎
Adjusted ROTCE is calculated as the ratio, expressed as a percentage, of (i) the Company’s net income available to common stockholders, excluding, on a tax-adjusted
basis, the impact of impairment, amortization and
re-measurement
of intangible assets, to (ii) the Company’s average tangible common equity.

Net Revenue

∎
Net revenue, and the growth of net revenue, is a reflection of the Company’s ability to grow new customer relationships, deepen existing relationships and expand into new businesses and areas of focus and market opportunity. Net revenue serves as the key driver for long-term earnings power and requires delivery of compelling products and experiences as well as a sustainable, through-cycle pricing strategy and business model.

Total Shareholder Return Amount	$ 137.03	94.95	145.28	97.32
Peer Group Total Shareholder Return Amount	133.2	118.77	132.75	98.31
Net Income (Loss)	$ 4,887,000,000	$ 7,360,000,000	$ 12,390,000,000	$ 2,714,000,000
Company Selected Measure Amount	18.7	(11.3)	15.8	6.7
PEO Name	Mr. Fairbank
Measure:: 1
Pay vs Performance Disclosure
Name	D+TBV
Non-GAAP Measure Description	D+TBV is a
non-GAAP
	metric. D+TBV is calculated as the ratio, expressed as a percentage, of (i) the Company’s tangible book value per share at the end of each year, plus total common dividends per share paid during such year, to (ii) the Company’s tangible book value per share at the beginning of each corresponding year.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROTCE
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue
PEO | Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,832)
PEO | Fair Value of Equity Awards Reported in The Summary Compensation Table in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,458,681)
PEO | Fair Value of Covered Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,519,176
PEO | Change In Fair Value of Prior Years Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,895,536
PEO | Change in Fair Value of Prior Years Equity Awards Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,926,186
PEO | Fair Value of Incremental Dividends or Earnings on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,554,421
Non-PEO NEO | Fair Value of Equity Awards Reported in The Summary Compensation Table in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,534,329)
Non-PEO NEO | Fair Value of Covered Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,808,512
Non-PEO NEO | Change In Fair Value of Prior Years Equity Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,463,062
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,045
Non-PEO NEO | Fair Value of Incremental Dividends or Earnings on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 181,169